Investment Objectives and Goals	Oct. 31, 2025
Nuveen Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Core Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.
Nuveen Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Large Cap Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
Nuveen Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Large Cap Value Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
Nuveen Quant Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Quant Mid Cap Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
Nuveen Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Mid Cap Value Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
Nuveen Quant Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Quant Small Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
Nuveen Quant Small/Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Quant Small/Mid Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation.
Nuveen Large Cap Responsible Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Large Cap Responsible Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Nuveen Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Emerging Markets Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.
Nuveen International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
Nuveen International Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Opportunities Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
Nuveen Quant International Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Quant International Small Cap Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation.
Nuveen International Responsible Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Responsible Equity Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall foreign equity markets while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Nuveen Emerging Markets Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Emerging Markets Debt Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return.
Nuveen International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks total return.
Nuveen Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Equity Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

Nuveen Large Cap Growth Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Large Cap Growth Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

Nuveen Large Cap Value Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Large Cap Value Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

Nuveen S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen S&P 500 Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

Nuveen Small Cap Blend Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Small Cap Blend Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

Nuveen Emerging Markets Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Emerging Markets Equity Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.
Nuveen International Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen International Equity Index Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.